Other financial assets - Pledged bank balances (Details) - Pledged bank balances - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other financial assets [Line Items]
Decrease of other financial assets	€ 6,697
Non current payables of interest and commitment fee	10,500	€ 17,257
Non-current trade payables	430	430
Pledged Bank balance for security	1,200	1,200
More than one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	12,190	€ 18,887
Later than three months and not later than one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	€ 0